Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net income (loss)	$ 14,000	$ (24,469,000)	$ (5,674,000)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Depreciation of building and building improvements	27,694,000	10,093,000	4,636,000
Amortization of leasing costs and intangibles, including ground leasehold interests	45,213,000	14,098,000	4,791,000
Amortization of above and below market leases	(468,000)	(546,000)	(301,000)
Amortization of deferred financing costs	3,853,000	1,943,000	1,031,000
Amortization of debt premium	(255,000)	(139,000)	(117,000)
Deferred rent	(11,563,000)	(3,515,000)	(1,385,000)
Gain from sale of depreciable operating property	(3,104,000)	0	0
Income (loss) from investment in unconsolidated entities	1,358,000	106,000	0
Gain from investment in unconsolidated entities	0	(160,000)	0
Stock-based compensation	108,000		0
Change in operating assets and liabilities:
Due from affiliates, net	0	0	459,000
Other assets	3,490,000	(8,537,000)	(909,000)
Rent collections received in restricted cash collateral account	(327,000)	(1,701,000)	0
Operating reserves	1,843,000	(8,000)	(3,000)
Reserves for tenant improvements	(900,000)	(1,888,000)	0
Accounts payable and other liabilities	13,414,000	13,077,000	1,985,000
Due to affiliates, net	(1,184,000)	2,594,000	545,000
Net cash provided by operating activities	79,186,000	948,000	5,058,000
Investing Activities:
Acquisition of properties, net	(661,618,000)	(840,691,000)	(152,792,000)
Disposition of properties, net	10,141,000	0	0
Real estate acquisition deposits	4,100,000	(3,350,000)	(750,000)
Real estate funds held for exchange	(10,105,000)	0	0
Improvements to real estate	(2,826,000)	(256,000)	(255,000)
Payments for construction-in-progress	(1,766,000)	(7,000)	(269,000)
Construction in progress, net of unpaid construction costs	(21,691,000)	0	0
Land acquisition- real estate development	(7,529,000)	0	0
Investment in unconsolidated joint venture	(68,424,000)	(1,440,000)	0
Termination fee revenue receivable from tenant, net	(5,937,000)	0	0
Distributions of capital from investment in unconsolidated entity	1,815,000	72,000	0
Net cash used in investing activities	(763,840,000)	(845,672,000)	(154,066,000)
Financing Activities:
Proceeds from borrowings - KeyBank Credit Facility	151,000,000	198,000,000	93,634,000
Proceeds from borrowings - Mortgage Debt	132,140,000	105,600,000	0
Proceeds from borrowings - KeyBank Term Loan	0	282,000,000	0
Proceeds from borrowings - Unsecured Term Loan	300,000,000	0	0
Principal payoff of secured indebtedness - KeyBank Credit Facility	(195,500,000)	(282,530,000)	0
Principal payoff of secured indebtedness - KeyBank Term Loan	(282,000,000)	0	0
Principal amortization payments on secured indebtedness	(1,707,000)	(1,396,000)	(1,253,000)
Deferred financing costs	(6,688,000)	(8,750,000)	(2,167,000)
Financing deposits	2,325,000	(2,325,000)	0
Issuance of common stock, net	698,084,000	326,979,000	65,229,000
Issuance of preferred equity subject to redemption	0	250,000,000	0
Issuance of noncontrolling interests, net	1,364,000	0	0
Repurchase of common stock	(2,560,000)	(614,000)	(219,000)
Repurchase of noncontrolling interests	0	0	(113,000)
Payment of offering costs- preferred units	0	(5,380,000)	0
Dividends paid on preferred units subject to redemption	(19,011,000)	(1,354,000)	0
Distributions to noncontrolling interests	(3,410,000)	(3,041,000)	(2,694,000)
Distributions to common stockholders	(30,875,000)	(7,731,000)	(3,165,000)
Net cash provided by financing activities	743,162,000	849,458,000	149,252,000
Net increase in cash and cash equivalents	58,508,000	4,734,000	244,000
Cash and cash equivalents at the beginning of the period	10,407,000	5,673,000	5,429,000
Cash and cash equivalents at the end of the period	68,915,000	10,407,000	5,673,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	19,718,000	11,255,000	6,188,000
Restricted cash - funded as a component of proceeds from borrowings	21,500,000	23,761,000	3,529,000
Supplemental Disclosures of Significant Non-cash Transactions:
Change in fair value of swap agreement	(423,000)	0	0
Construction-in-progress costs- real estate development	(35,114,000)	0	0
Construction-in-progress costs to be paid- real estate development	13,423,000	0	0
Limited partnership units of the operating partnership issued in conjunction with the contribution of real estate assets by affiliates	0	8,335,000	0
Mortgage debt assumed in conjunction with the contribution of real estate assets by affiliates	23,843,000	0	6,908,000
Non-controlling interest in land development	7,656,000	0	0
(Decrease)/increase in distributions payable to noncontrolling interests	9,000	56,000	(1,000)
Increase in distributions payable to common stockholders	1,924,000	859,000	210,000
Increase in distributions payable to preferred unit holders	0	1,615,000	0
Distributions to redeemable noncontrolling interests attributable to common stockholders as reflected on the consolidated statements of operations	355,000	318,000	(260,000)
Common stock issued pursuant to the distribution reinvestment plan	44,947,000	8,902,000	2,732,000
Common stock redemptions funded subsequent to year-end	$ 1,240,000	$ 244,000	$ 372,000